Cover	Jan. 28, 2025
Cover [Abstract]
Entity Registrant Name	Artisan Consumer Goods, Inc.
Entity Central Index Key	0001530425
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 28, 2025
Entity File Number	000-54838
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240056
Entity Address Address Line 1	999 N Northlake Way Ste 203
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98103-3442
City Area Code	206
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	517-7141
Security 12b Title	Common
Trading Symbol	ARRT